Schedule of Future Maturities Operating Lease Liability (Details) - Nickel Road Operating LLC [Member]	Sep. 30, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
2025	$ 187,000
Total minimum lease payments	187,000
Less imputed interest	(4,475)
Present value of lease liability	$ 182,525